PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	9 Months Ended
Sep. 30, 2025
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS	PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS

(Dollars in thousands)	September 30, 2025	December 31, 2024
Other collaboration receivables	$192,962	$112,656
Other receivables	1,167	780
Lease receivables	63	568
VAT recoverable	7,139	4,597
Prepayments	17,592	12,374
Pledged deposits	70	70
Total	$218,993	$131,045
None of the above assets are either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The Company estimated that the expected credit loss for the above receivables as at September 30, 2025 and December 31, 2024 is insignificant.